Payden U.S. Government Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
996,905	Fannie Mae Grantor Trust 2017-T1,
	2.90%, 6/25/27
	(Cost - $1,014)	$1,107

FDIC Guaranteed (2%)
458,466	FDIC Guaranteed Notes Trust 2010-S1 144A,
	3.25%, 4/25/38 (a)	467
80,903	FDIC Guaranteed Notes Trust 2010-S2 144A, (1 mo. LIBOR USD + 0.700%),
	0.86%, 12/29/45 (a)(b)	81
82,460	FDIC Guaranteed Notes Trust 2010-S3 144A,
	2.74%, 12/03/20 (a)	83
451,274	FDIC Guaranteed Notes Trust 2010-S4 144A, (1 mo. LIBOR USD + 0.720%),
	0.89%, 12/04/20 (a)(b)	450

Total FDIC Guaranteed (Cost - $1,075)		1,081

Mortgage Backed (88%)
77,156	FH 2B0709 ARM, (12 mo. LIBOR USD
	+ 1.750%), 3.65%, 8/01/42 (b)	81
124,682	FH 2B0972 ARM, (12 mo. LIBOR USD
	+ 1.770%), 3.82%, 11/01/42 (b)	129
119,649	FH 2B1333 ARM, (12 mo. LIBOR USD
	+ 1.650%), 3.44%, 4/01/43 (b)	125
819,235	FH 2B4763 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.59%, 10/01/45 (b)	850
147,598	FH 849486 ARM, (12 mo. LIBOR USD
	+ 1.861%), 3.17%, 8/01/41 (b)	155
791,963	FH 849506 ARM, (12 mo. LIBOR USD
	+ 1.612%), 2.92%, 11/01/44 (b)	825
951,328	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.360%),
	0.53%, 7/25/24 (b)	949
1,250,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.95%, 7/25/24	1,355
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.06%, 8/25/24 (c)	1,088
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.32%, 2/25/23	1,065
353,029	FN 890434 15YR, 3.00%, 7/01/27	373
746,753	FN AH3394 30YR, 4.00%, 1/01/41	821
155,265	FN AI4019 ARM, (12 mo. LIBOR USD
	+ 1.750%), 2.95%, 7/01/41 (b)	162
1,193,389	FN AL2095 15YR, 3.00%, 6/01/27	1,262
749,133	FN AL2221 15YR, 3.00%, 7/01/27	792
162,975	FN AL5596 ARM, (12 mo. LIBOR USD
	+ 1.553%), 3.56%, 2/01/44 (b)	170
169,520	FN AL5790 ARM, (12 mo. LIBOR USD
	+ 1.565%), 3.78%, 10/01/44 (b)	175
206,987	FN AL5967 ARM, (12 mo. LIBOR USD
	+ 1.576%), 3.68%, 11/01/44 (b)	214
794,178	FN AL7648 ARM, (12 mo. LIBOR USD
	+ 1.586%), 2.58%, 10/01/45 (b)	823
451,850	FN AO7975 15YR, 3.00%, 6/01/27	478
502,649	FN AP4746 15YR, 3.00%, 8/01/27	531
1,021,089	FN AS1745 15YR, 3.00%, 2/01/29	1,087
944,461	FN AS4186 15YR, 2.50%, 1/01/30	1,001

Principal or Shares	Security Description	Value (000)
451,204	FN AS6443 15YR, 3.00%, 12/01/30	$478
827,561	FN AS8013 15YR, 2.50%, 9/01/31	884
1,217,853	FN AS8592 15yr, 2.50%, 1/01/32	1,298
123,289	FN AU6974 ARM, (12 mo. LIBOR USD
	+ 1.580%), 3.55%, 11/01/43 (b)	128
303,991	FN AU8673 ARM, (12 mo. LIBOR USD
	+ 1.530%), 3.53%, 2/01/44 (b)	317
1,019,459	FN AZ2886 ARM, (12 mo. LIBOR USD
	+ 1.600%), 2.65%, 9/01/45 (b)	1,058
757,294	FN AZ4380 ARM, (12 mo. LIBOR USD
	+ 1.590%), 2.51%, 8/01/45 (b)	787
1,058,763	FN BD2473 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.50%, 1/01/47 (b)	1,102
564,418	FN BE7522 15YR, 2.50%, 2/01/32	594
1,159,635	FN BM3938 15YR, 3.50%, 4/01/33	1,248
895,269	FN BM4153 15YR, 3.00%, 6/01/33	953
839,016	FN BO3231 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.72%, 10/01/49 (b)	884
974,075	FN BP6814 ARM, (12 mo. LIBOR USD
	+ 1.610%), 2.30%, 5/01/50 (b)	1,020
997,773	FN BP8607 30yr, 2.50%, 6/01/50	1,049
890,983	FN CA4462 15YR, 3.00%, 11/01/34	960
994,866	FN CA6242 15yr, 2.00%, 7/01/35	1,036
944,655	FN MA2868 15YR, 2.50%, 1/01/32	994
1,409,943	FN MA3124 15YR, 2.50%, 9/01/32	1,483
1,274,018	FN MA4012 15yr, 2.00%, 5/01/35	1,326
1,284,915	FN MA4042 15yr, 2.00%, 6/01/35	1,338
1,500,000	FNCL 30yr, 2.00%, TBA (d)	1,549
154,258	FNR 2002-10-FA, (1 mo. LIBOR USD
	+ 0.750%), 0.92%, 2/25/32 (b)	156
661,177	G2 778200, 4.00%, 2/20/32	713
424,638	G2 778203, 4.75%, 2/20/32	466
1,019,605	G2 AD0857, 3.75%, 9/20/33	1,089
350,160	G2 AY5132, 3.25%, 7/20/37	369
718,089	G2 AY5138, 3.25%, 12/20/37	764
760,389	GN 728153, 5.50%, 10/15/29	837
364,499	GN 737791 30YR, 4.50%, 12/15/40	402
4,907,710	GNR 2014-79 ST, 2.82%, 7/20/29 (c)	78

Total Mortgage Backed (Cost - $39,346)		39,871

NCUA Guaranteed (0%)
71,534	NCUA Guaranteed Notes Trust 2010-R3,
	2.40%, 12/08/20
	(Cost - $71)	72

U.S. Treasury (9%)
4,000,000	U.S. Treasury Bill, 0.08%, 8/13/20 (e)
	(Cost - $4,000)	4,000

Investment Company (1%)
470,153	Payden Cash Reserves Money Market Fund *
	(Cost - $470)	470

Total Investments (Cost - $45,976) (103%)		46,601
Liabilities in excess of Other Assets (-3%)		(1,378)

Net Assets (100%)		$45,223

1	Payden Mutual Funds

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security was purchased on a delayed delivery basis.
(e)	Yield to maturity at time of purchase.

2